Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Accrued expenses and other payables	¥ 56,372,960	$ 7,723,064	¥ 49,146,103
Common shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Common shares, authorized	500,000,000	500,000,000	500,000,000
Common shares, issued	64,581,140	64,581,140	64,585,618
Common shares, outstanding	63,249,096	63,249,096	62,893,960
Treasury shares, common shares	585,358	585,358	585,358
Consolidated VIE | Nonrecourse
Accrued expenses and other payables | ¥	¥ 117,920		¥ 60,587